Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finished goods	$ 1,815	$ 1,941
Work in process	1,013	3,052
Raw materials	2,449	1,546
Inventory consigned to others	58	58
Total	$ 5,335	$ 6,597